Provisions - Additional Information (Detail) R / shares in Units, shares in Millions, R in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2010 ZAR (R) R / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	[1]	Dec. 31, 2017 ZAR (R)	Jun. 30, 2017 USD ($)
Disclosure of Provisions [Line Items]
Class B Ordinary Shares issued / South Deep BEE Transaction | shares	10
Preferred BEE dividend portion of the South Deep transaction	R 151.4
Equity components	R 673.4
Dividends paid related to south deep BEE dividend		$ 1.5	R 20.0	$ 1.3	[1]	$ 1.7
Current portion of BEE Dividend		1.6		1.4				R 20.0
Provisions | $		31.9		$ 0.0
Silicosis [Member]
Disclosure of Provisions [Line Items]
Provisions		31.9	R 401.6
Nominal amount of provision		$ 40.5						R 509.0	$ 40.5
Silicosis [Member] | Government bonds [member]
Disclosure of Provisions [Line Items]
Discount rate on government bonds		8.24%						8.24%
Class B Ordinary Shares Tranche One [Member]
Disclosure of Provisions [Line Items]
Percentage of class B Ordinary Shares issued / South Deep BEE Transaction	10.00%
Dividends per share | R / shares	R 2
Period of conversion for one third Class B Ordinary Shares / South Deep BEE Transaction	10 years
Class B Ordinary Shares Tranche Two [Member]
Disclosure of Provisions [Line Items]
Period of conversion of Class B Ordinary Shares to Class A / South Deep BEE Transaction	20 years

[1]	The restatement is as a result of the discontinued operations.